Stockholders' equity (Tables)	12 Months Ended
Mar. 31, 2015
Equity [Abstract]
Changes in Number of Shares of Common Stock Issued and Outstanding

Changes in the number of shares of common stock issued and outstanding during the fiscal years ended March 31, 2013, 2014 and 2015 have resulted from the following:

Number of shares
Balance at March 31, 2012	1,004,638,164
Stock issued under exchange offering	7,312,042

Balance at March 31, 2013	1,011,950,206
Exercise of stock acquisition rights	134,800
Conversion of zero coupon convertible bonds	32,622,761

Balance at March 31, 2014	1,044,707,767
Exercise of stock acquisition rights	948,500
Conversion of zero coupon convertible bonds	124,116,993

Balance at March 31, 2015	1,169,773,260

Other Comprehensive Income

Other comprehensive income for the fiscal year ended March 31, 2013 was comprised of the following:

	Yen in millions
	Pre-tax amount	Tax benefit/(expense)	Net-of-tax amount
For the fiscal year ended March 31, 2013:
Unrealized gains (losses) on securities, net —
Unrealized holding gains arising during the period*[1]	114,599	(36,198)	63,596
Less : Reclassification adjustment included in net income	(34,686)	14,328	(20,358)
Unrealized gains (losses) on derivative instruments, net —
Unrealized holding losses arising during the period	(69)	12	(57)
Less : Reclassification adjustment included in net income	615	(250)	365
Pension liability adjustment*[1]	(8,476)	1,853	(4,983)
Foreign currency translation adjustments —
Translation adjustments arising during the period*[1]	160,425	(2,534)	159,149
Less : Reclassification adjustment included in net income*[2]	3,927	—	3,927

Other comprehensive income (loss)	236,335	(22,789)	201,639

*1	Amounts allocable to the noncontrolling interests in the equity of a subsidiary and other are deducted from the net-of-tax amount for unrealized holding gains on securities, pension liability adjustment and foreign currency translation adjustments arising during the period.

*2	Foreign currency translation adjustments were transferred from accumulated other comprehensive income to net income as a result of a complete or substantially complete liquidation or sale of certain foreign subsidiaries and affiliates.

Changes in Accumulated Other Comprehensive Income, Net of Tax

Changes in accumulated other comprehensive income, net of tax, by component for the fiscal years ended March 31, 2014 and 2015 were as follows:

	Yen in millions
	Unrealized gains (losses) on securities	Unrealized gains (losses) on derivative instruments	Pension liability adjustment	Foreign currency translation adjustments	Total
Balance at March 31, 2013	109,079	(742)	(191,816)	(556,016)	(639,495)
Other comprehensive income before reclassifications	24,388	103	6,896	158,884	190,271
Amounts reclassified out of accumulated other comprehensive income	(5,078)	639	4,987	—	548

Net current-period other comprehensive income	19,310	742	11,883	158,884	190,819
Less: Other comprehensive income attributable to noncontrolling interests	880	—	106	1,923	2,909

Balance at March 31, 2014	127,509	—	(180,039)	(399,055)	(451,585)

	Yen in millions
	Unr ealized gains (losses) on securities	Pension liability adjustment	Foreign currency translation adjustments	Total
Balance at March 31, 2014	127,509	(180,039)	(399,055)	(451,585)
Other comprehensive income before reclassifications	53,069	(22,552)	67,334	97,851
Amounts reclassified out of accumulated other comprehensive income*2	(14,351)	1,365	(1,544)	(14,530)

Net current-period other comprehensive income	38,718	(21,187)	65,790	83,321
Less: Other comprehensive income attributable to noncontrolling interests	12,074	(95)	5,040	17,019

Balance at March 31, 2015	154,153	(201,131)	(338,305)	(385,283)

*1	Amounts allocable to the noncontrolling interests in the equity of a subsidiary and other are deducted from the net-of-tax amount for unrealized holding gains on securities, pension liability adjustment and foreign currency translation adjustments arising during the period.

*2	Foreign currency translation adjustments were transferred from accumulated other comprehensive income to net income as a result of a complete or substantially complete liquidation or sale of certain foreign subsidiaries and affiliates.

Reclassifications Out of Accumulated Other Comprehensive Income

Reclassifications out of accumulated other comprehensive income for the fiscal years ended March 31, 2014 and 2015 were as follows:

	Yen in millions
Comprehensive income components	Amounts reclassified from accumulated other comprehensive income		Affected line items in consolidated statements of income
	2014	2015
Unrealized gains (losses) on securities	(881)	(10,515)	Financial services revenue
	(7,801)	(7,942)	Gain on sale of securities investments, net
	461	—	Other

Total before tax	(8,221)	(18,457)
Tax expense or (benefit)	3,143	4,106

Net of tax	(5,078)	(14,351)

Unrealized gains (losses) on derivative instruments	471	—	Interest
	348	—	Foreign exchange loss, net

Total before tax	819	—
Tax expense or (benefit)	(180)	—

Net of tax	639	—

Pension liability adjustment	5,440	2,615 *
Tax expense or (benefit)	(453)	(1,250)

Net of tax	4,987	1,365

Foreign currency translation adjustments	—	(1,544)	Foreign exchange loss, net
Tax expense or (benefit)	—	—

Net of tax	—	(1,544)

Total amounts reclassified out of accumulated other comprehensive income, net of tax-	548	(14,530)

*	The amortization of pension and postretirement benefit components are included in the computation of net periodic pension cost. Refer to Note 15.

Net Income (Loss) Attributable to Sony Corporation's Stockholders and Transfers (to) from Noncontrolling Interests

Net income (loss) attributable to Sony Corporation’s stockholders and transfers (to) from the noncontrolling interests for the fiscal years ended March 31, 2013, 2014 and 2015 were as follows:

	Yen in millions
	Fiscal year ended March 31
	2013	2014	2015
Net income (loss) attributable to Sony Corporation’s stockholders	41,540	(128,369)	(125,980)
Transfers (to) from the noncontrolling interests:
Decrease in additional paid-in capital for purchase of additional shares in consolidated subsidiaries	(57,364)	28	(2,483)

Change from net income (loss) attributable to Sony Corporation’s stockholders and transfers (to) from the noncontrolling interests	(15,824)	(128,341)	(128,463)